Cover	May 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2020
Entity File Number	001-34877
Entity Registrant Name	CoreSite Realty Corp
Entity Central Index Key	0001490892
Entity Tax Identification Number	27-1925611
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1001 17th Street, Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	866
Local Phone Number	777-2673
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false